INVESTMENT SECURITIES - Amounts reclassified to profit or loss from OCI before taxes (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investment securities [abstract]
Redemptions or sales	$ (130,219)	$ (104,012)
ECL allowance	4,616	1,236
Total reclassified to profit or loss	$ (125,603)	$ (102,776)